Note 18 - Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Current income tax expense	$ 5,295	$ 5,295	$ 6,042	$ 6,572
Deferred tax expense	5,743	5,743	2,191	1,297
Income tax expense	11,038	$ 11,038	8,233	7,869
CANADA
Current income tax expense	1,020		3,037	1,243
Deferred tax expense	5,008		2,531	2,051
UNITED STATES
Current income tax expense	3,496		1,298	494
Deferred tax expense	1,390		67	1,876
Other Countries [Member]
Current income tax expense	779		1,707	4,835
Deferred tax expense	$ (655)		$ (407)	$ (2,630)